General (Details) - Schedule of the following table presents the ownership of Formula’s directly held investees as of the dates indicated (the list consists only of active companies)		Dec. 31, 2020	Dec. 31, 2019
Matrix [Member]
General (Details) - Schedule of the following table presents the ownership of Formula’s directly held investees as of the dates indicated (the list consists only of active companies) [Line Items]
Percentage of ownership		49.28%	48.88%
Sapiens [Member]
General (Details) - Schedule of the following table presents the ownership of Formula’s directly held investees as of the dates indicated (the list consists only of active companies) [Line Items]
Percentage of ownership	[1]	43.96%	47.91%
Magic Software [Member]
General (Details) - Schedule of the following table presents the ownership of Formula’s directly held investees as of the dates indicated (the list consists only of active companies) [Line Items]
Percentage of ownership		45.53%	45.34%
Insync [Member]
General (Details) - Schedule of the following table presents the ownership of Formula’s directly held investees as of the dates indicated (the list consists only of active companies) [Line Items]
Percentage of ownership		90.09%	90.09%
Michpal [Member]
General (Details) - Schedule of the following table presents the ownership of Formula’s directly held investees as of the dates indicated (the list consists only of active companies) [Line Items]
Percentage of ownership		100.00%	100.00%
TSG [Member]
General (Details) - Schedule of the following table presents the ownership of Formula’s directly held investees as of the dates indicated (the list consists only of active companies) [Line Items]
Percentage of ownership	[2]	50.00%	50.00%
Ofek [Member]
General (Details) - Schedule of the following table presents the ownership of Formula’s directly held investees as of the dates indicated (the list consists only of active companies) [Line Items]
Percentage of ownership		86.02%

[1]	On October 20, 2020, Sapiens completed a secondary public offering of its ordinary shares on the NASDAQ. Sapiens issued 3,898,304 shares at a price of $29.50 per share before issuance expenses and underwriting discounts. The total proceeds from the issuance amounted to $108,737, net of issuance expenses of $509. Following Sapiens secondary public offering, Formula’s interest in the share capital of Sapiens was diluted by 3.38%.
[2]	TSG’s results of operations are reflected in the Company’s results of operations using the equity method of accounting.